Consolidated Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 29.8%
Communication Services 1.3%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,999,268
Sirius XM Radio LLC, 144A, 3.125%, 9/1/2026	1,080,000	1,046,319
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,696,197
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	986,043
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,997,418
		11,725,245
Consumer Discretionary 3.9%
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,609,730
BorgWarner, Inc., 4.95%, 8/15/2029	1,680,000	1,682,328
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,532,117
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,456,276
5.85%, 5/17/2027	3,500,000	3,518,352
6.798%, 11/7/2028	1,270,000	1,306,138
General Motors Financial Co., Inc., 4.9%, 10/6/2029	2,174,000	2,138,495
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,045,879
144A, 5.95%, 9/21/2026	4,000,000	4,069,808
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	532,562
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,524,207
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,970,284
5.45%, 9/15/2026	560,000	566,192
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	751,127
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,464,363
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,450,036
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,069,200
		36,687,094
Consumer Staples 0.4%
Campbell's Co., 5.2%, 3/19/2027	1,060,000	1,073,191
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,599,230
Coty, Inc., 144A, 5.0%, 4/15/2026	462,000	460,422
JBS USA Holding Lux SARL, 2.5%, 1/15/2027	960,000	923,176
		4,056,019
Energy 2.4%
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	781,122
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,552,000	1,552,862
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,690,459
Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	1,000,000	997,914
144A, 4.85%, 12/1/2029	2,500,000	2,428,392
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,498,908
Occidental Petroleum Corp., 5.2%, 8/1/2029	3,500,000	3,497,663

ONEOK, Inc., 5.0%, 3/1/2026	3,000,000	3,004,441
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,373,000	1,373,569
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	4,000,000	4,046,483
		22,871,813
Financials 11.3%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,039,087
4.625%, 9/10/2029	1,121,000	1,108,807
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	2,001,243
144A, 6.5%, 7/18/2028	1,700,000	1,771,197
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,132,952
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,535,408
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,763,047
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,113,905
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,068,774
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,018,900
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 1.875%, 9/18/2025	2,139,000	2,107,078
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,157,537
Blackstone Private Credit Fund, 7.3%, 11/27/2028	1,500,000	1,586,496
Capital One Financial Corp.:
4.985%, 7/24/2026	3,230,000	3,230,864
7.149%, 10/29/2027	1,940,000	2,010,656
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	2,049,756
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	994,975
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,492,706
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,180,285
HPS Corporate Lending Fund, 144A, 5.45%, 1/14/2028	1,429,000	1,423,341
HSBC Holdings PLC, 7.336%, 11/3/2026	3,000,000	3,045,373
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	901,289
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,451,895
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,115,178
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,938,818
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,439,082
5.985%, 8/7/2027	1,140,000	1,158,712
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,981,847
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 5.299% (a), 9/23/2027	6,000,000	6,025,943
Nasdaq, Inc., 5.65%, 6/28/2025	536,000	537,263
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,301,423
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,128,665
Nomura Holdings, Inc., 5.099%, 7/3/2025	3,000,000	3,001,626
Pacific Life Global Funding II, 144A, 1 day USD SOFR Index + 0.86%, 5.218% (a), 6/16/2025	2,000,000	2,002,920
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	618,696
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,145,365
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,029,522
Standard Chartered PLC, 144A, 6.17%, 1/9/2027 (b)	2,120,000	2,141,885
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	968,931
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,069,619
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	1,001,352
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,997,524
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,083,236
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,383,471
		106,256,649

Health Care 1.5%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,461,182
Bristol-Myers Squibb Co., 4.9%, 2/22/2027	1,200,000	1,215,046
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,849,717
HCA, Inc., 4.5%, 2/15/2027	2,000,000	1,993,111
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,257,695
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,137,775
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,205,000	1,186,239
		14,100,765
Industrials 1.6%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,285,594
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,187,941
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025 (b)	129,828	129,377
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,022,317
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	3,083,852
144A, 1.7%, 6/15/2026	3,000,000	2,897,018
144A, 4.4%, 7/1/2027	1,960,000	1,950,059
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,326,218
		14,882,376
Information Technology 2.9%
Broadcom, Inc.:
4.15%, 2/15/2028	976,000	967,723
5.05%, 7/12/2027	1,320,000	1,336,637
Concentrix Corp.:
6.6%, 8/2/2028 (b)	4,000,000	4,174,960
6.65%, 8/2/2026	2,220,000	2,264,872
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,327,256
Global Payments, Inc., 4.95%, 8/15/2027	920,000	927,463
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	1,377,000	1,373,786
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,164,903
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,361,648
Microchip Technology, Inc.:
4.25%, 9/1/2025	170,000	169,788
5.05%, 3/15/2029	1,330,000	1,339,005
NXP BV, 4.4%, 6/1/2027	1,370,000	1,366,319
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,402,087
		27,176,447
Materials 2.1%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,201,650
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,219,391
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	1,385,000	1,366,616
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,918,285
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,498,039
REG S, 4.75%, 5/15/2025	500,000	499,346
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,927,782
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,420,209
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,533,770
Nucor Corp., 2.0%, 6/1/2025	635,000	631,982
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,904,980
		20,122,050

Real Estate 1.0%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,188,000	1,182,554
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,544,306
(REIT), 1.25%, 7/15/2025	690,000	683,029
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,580,252
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	234,645
VICI Properties LP:
144A, (REIT), 4.625%, 6/15/2025	330,000	329,916
(REIT), 4.75%, 4/1/2028 (c)	1,000,000	1,001,988
		9,556,690
Utilities 1.4%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,280,000	4,295,122
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,228,202
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,053,346
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,459,756
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	937,380
		12,973,806
Total Corporate Bonds (Cost $278,245,345)		280,408,954

Asset-Backed 6.2%
Automobile Receivables 1.4%
Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	352,159	351,715
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,355,268
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,039,263
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	125,303	125,127
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	1,794,953	1,792,745
Exeter Automobile Receivables Trust, “E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	1,250,000	1,225,371
Flagship Credit Auto Trust, “C”, Series 2021-1, 144A, 0.91%, 3/15/2027	37,045	36,986
Hertz Vehicle Financing III LLC, “C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	274,000	272,533
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	10,076	10,039
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	45,341	45,175
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	8,061	8,031
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	736,814	734,608
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,348,671
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,300,029
Santander Bank Auto Credit-Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	74,258	74,258
Santander Drive Auto Receivables Trust, “C”, Series 2022-5, 4.74%, 10/16/2028	875,000	874,068
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,517,332
		13,111,219
Credit Card Receivables 0.3%
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	1,470,853	1,464,731
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	2,007,674
		3,472,405
Miscellaneous 4.5%
American Homes 4 Rent Trust, “D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	399,073

Ballyrock CLO Ltd., “A1AR”, Series 2020-14A, 144A, 3 mo. USD Term SOFR + 1.38%, 5.673% (a), 7/20/2037	2,000,000	1,999,408
Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 3 mo. USD Term SOFR + 1.662%, 5.955% (a), 1/20/2031	2,000,000	2,002,916
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.905% (a), 10/20/2030	4,000,000	4,000,840
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,597,349
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,688,558
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,362,500	2,338,660
Domino's Pizza Master Issuer LLC:
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,790,000	3,771,297
“A2II”, Series 2015-1A, 144A, 4.474%, 10/25/2045	1,855,000	1,849,056
Dryden 104 CLO Ltd., “A2R”, Series 2022-104A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.922% (a), 8/20/2034	2,775,000	2,773,587
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	306,340	315,450
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	136,903	134,334
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	111,909	105,423
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	85,806	82,951
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	233,768	228,783
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	85,806	83,610
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	279,214	278,430
Neuberger Berman Loan Advisers CLO 45 Ltd., “AR”, Series 2021-45A, 144A, 3 mo. USD Term SOFR + 1.06%, 5.377% (a), 10/14/2036	2,000,000	1,998,324
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,028,333
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	815,000	772,565
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	249,313	246,289
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	137,847	136,992
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.83% (a), 4/25/2037	1,200,000	1,203,274
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.914% (a), 1/15/2031	10,000,000	10,004,390
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 3 mo. USD Term SOFR + 1.282%, 5.584% (a), 4/17/2030	248,667	248,667
		42,288,559
Total Asset-Backed (Cost $59,050,879)		58,872,183

Commercial Mortgage-Backed Securities 2.4%
BPR Trust:
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.584% (a), 9/15/2038	506,000	502,236
“C”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 6.134% (a), 9/15/2038	340,000	337,049
BX Commercial Mortgage Trust, “B”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.665% (a), 4/15/2034	3,000,000	2,966,250
BX Trust, “D”, Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 2.01%, 6.329% (a), 10/15/2036	1,725,000	1,716,375
BXP Trust, “A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 5.217% (a), 11/15/2034	502,736	489,749
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,497,412	1,453,100
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	978,603
“B”, Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.934% (a), 10/15/2037	2,756,000	2,638,870
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	962,788

FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 0.9% (a), 8/25/2026	21,380,838	212,513
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	940,610
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.576% (a), 6/15/2035	4,380,267	3,830,459
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.796% (a), 11/15/2032	2,000,000	1,820,000
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.684% (a), 1/15/2036	2,378,000	2,248,865
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 6.09% (a), 11/15/2036	500,000	493,750
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.458% (a), 6/15/2050	24,023,232	548,309
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	43,631	43,546
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	14,708	14,662
Total Commercial Mortgage-Backed Securities (Cost $22,715,263)		22,197,734

Collateralized Mortgage Obligations 1.7%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	996,881	894,122
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	183,869	168,330
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	172,015	156,349
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	479,462	403,463
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,620,550	1,352,982
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,119,099	969,126
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.99% (a), 12/25/2041	500,000	501,235
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 7.44% (a), 3/25/2042	250,000	257,760
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,051,254	1,690,577
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 6.14% (a), 11/25/2041	1,200,000	1,205,215
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	576,222	492,545
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	73,210	68,534
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	973,786	842,648
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,116,075	936,247
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.685% (a), 10/25/2057	1,154,278	1,187,096
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	712,832	646,354
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	101,633	97,344
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	414,700	361,838
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	335,984	293,802
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	237,588	223,670
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,363,075
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	265,719	249,691
“A2”, Series 2020-4, 144A, 2.912%, 5/25/2065	395,365	386,169
Total Collateralized Mortgage Obligations (Cost $17,422,739)		15,748,172

Government & Agency Obligations 42.1%
Other Government Related (d) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,510,622
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,510,622
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,893,103
U.S. Government Sponsored Agencies 6.2%
Federal Home Loan Banks, 1 day USD SOFR + 0.105%, 4.445% (a), 3/4/2027	59,000,000	58,998,764
U.S. Treasury Obligations 35.4%
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.098%, 4.348% (a), 1/31/2027 (f)	152,000,000	151,982,442
3 mo. Treasury money market yield + 0.15%, 4.4% (a), 4/30/2026 (f)	30,000,000	30,016,304
3 mo. Treasury money market yield + 0.182%, 4.432% (a), 7/31/2026 (f)	42,000,000	42,053,906
3 mo. Treasury money market yield + 0.205%, 4.455% (a), 10/31/2026	15,000,000	15,025,219
U.S. Treasury Notes:
0.625%, 3/31/2027	25,000,000	23,436,524
4.125%, 9/30/2027	25,000,000	25,145,508
4.375%, 7/15/2027	20,000,000	20,207,031
4.625%, 11/15/2026	25,000,000	25,259,765
		333,126,699
Total Government & Agency Obligations (Cost $397,611,952)		396,529,188

Short-Term U.S. Treasury Obligations 4.2%
U.S. Treasury Bills:
4.154% (g), 7/10/2025 (f) (h)	30,000,000	29,651,250
4.175% (g), 7/10/2025 (f) (h)	10,000,000	9,883,750
Total Short-Term U.S. Treasury Obligations (Cost $39,537,875)		39,535,000

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Corn, Expiration Date 11/21/2025, Strike Price $580 (Cost $410,564)	680 3,400,000	204,000

	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j) (Cost $3,972,470)	3,972,470	3,972,470

Cash Equivalents 13.8%
DWS Central Cash Management Government Fund, 4.37% (i) (Cost $130,076,707)	130,076,707	130,076,707

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $949,043,794)	100.6	947,544,408
Other Assets and Liabilities, Net	(0.6)	(5,544,837)
Net Assets	100.0	941,999,571

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 6/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j)
987,423	2,985,047 (k)	—	—	—	52,169	—	3,972,470	3,972,470
Cash Equivalents 13.8%
DWS Central Cash Management Government Fund, 4.37% (i)
149,695,350	1,001,137,429	1,020,756,072	—	—	7,365,333	—	130,076,707	130,076,707
DWS ESG Liquidity Fund "Capital Shares" (l)
62,670,092	284,793	62,954,942	(60)	117	321,808	—	—	—
213,352,865	1,004,407,269	1,083,711,014	(60)	117	7,739,310	—	134,049,177	134,049,177

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $3,853,919, which is 0.4% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	At March 31, 2025, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.
(l)	Affiliated fund managed by DWS Investment Management Americas, Inc.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust

SOFR: Secured Overnight Financing Rate
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Corn	USD	12/12/2025	247	5,789,645	5,458,700	(330,945)
LME Copper	USD	5/19/2025	160	38,286,398	38,785,880	499,482
LME Nickel	USD	5/19/2025	304	29,651,448	28,856,337	(795,111)
LME Zinc	USD	5/19/2025	130	9,621,950	9,258,600	(363,350)
Soybean	USD	11/14/2025	110	5,758,715	5,605,875	(152,840)
Total net unrealized depreciation						(1,142,764)
At March 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Copper	USD	5/19/2025	200	48,102,656	48,482,350	(379,694)
LME Nickel	USD	5/19/2025	204	19,002,780	19,364,121	(361,341)
LME Tin	USD	5/19/2025	54	9,409,050	9,957,600	(548,550)
LME Zinc	USD	5/19/2025	260	18,323,300	18,517,200	(193,900)
Silver	USD	5/28/2025	60	10,442,645	10,383,300	59,345
Total net unrealized depreciation						(1,424,140)
At March 31, 2025, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Corn	680	11/21/2025	700.0	3,400,000	133,436	(72,250)	61,186
Put Options
Corn	680	11/21/2025	400.0	3,400,000	286,436	(403,750)	(117,314)
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2025, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BABXEVT7 Excess Return Index/BABXEVT7	4/14/2025	Merrill Lynch International Ltd.	28,630,000	(0.20%)	At Expiration	(199,530)
BACXCT6X Excess Return Index/BACXCT6X	4/14/2025	Merrill Lynch International Ltd.	48,080,000	(0.27%)	At Expiration	(218,147)
Barclays Commodity Strategy 1673/BXCS1673	4/14/2025	Barclays Bank PLC	7,230,000	(0.28%)	At Expiration	163,686

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Barclays Commodity Strategy 1721/BXCS1721	4/14/2025	Barclays Bank PLC	44,440,000	(0.40%)	At Expiration	1,725
Barclays Commodity Strategy 1750/BXCS1750	4/14/2025	Barclays Bank PLC	21,100,000	—	At Expiration	106,691
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/14/2025	Barclays Bank PLC	33,980,000	—	At Expiration	(340,734)
Bloomberg Commodity Index/BCOM	4/14/2025	Canadian Imperial Bank of Commerce	35,921,000	(0.13%)	At Expiration	506,963
Bloomberg Commodity Index/BCOM	4/14/2025	Morgan Stanley	44,901,000	(0.12%)	At Expiration	633,922
Bloomberg Commodity Index/BCOM	4/14/2025	Merrill Lynch International Ltd.	53,881,000	(0.11%)	At Expiration	760,969
Bloomberg Commodity Index/BCOM	4/14/2025	Societe Generale	98,783,000	(0.09%)	At Expiration	1,396,101
Bloomberg Commodity Index/BCOM	4/14/2025	Macquarie Bank Ltd.	44,901,000	(0.12%)	At Expiration	633,922
Bloomberg Commodity Index/BCOM	4/14/2025	Barclays Bank PLC	53,881,000	(0.11%)	At Expiration	760,969
Bloomberg Commodity Index/BCOM	4/14/2025	Goldman Sachs & Co.	74,087,000	(0.09%)	At Expiration	1,047,072
BNP Paribas Commodity C100 Index/BCKTC100	4/14/2025	BNP Paribas	156,621,000	(0.246%)	At Expiration	947,665
Citi Commodities Gold Call Ratio Index/CICXGCCR	4/14/2025	Citigroup, Inc.	52,940,000	—	At Expiration	180,480
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/14/2025	Citigroup, Inc.	364,565,000	(0.174%)	At Expiration	1,992,931
Goldman Sachs Brent Vol Carry 05/GSVLBR05	4/14/2025	Goldman Sachs & Co.	6,384,000	(0.35%)	At Expiration	142,635
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	4/14/2025	Goldman Sachs & Co.	37,930,000	(0.35%)	At Expiration	(74,508)
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	4/14/2025	Goldman Sachs & Co.	33,676,000	(0.086%)	At Expiration	496,457
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/14/2025	Goldman Sachs & Co.	17,350,000	(0.35%)	At Expiration	41,317
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	4/14/2025	Goldman Sachs & Co.	37,550,000	(0.35%)	At Expiration	241,771
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	4/14/2025	Goldman Sachs & Co.	6,170,000	(0.35%)	At Expiration	(16,341)
JPMorgan JMAB296E Basket/JMAB296E	4/14/2025	JPMorgan Chase Securities, Inc.	310,150,000	—	At Expiration	1,249,278
JPMorgan JSRVN1 Index/JSRVN1	4/14/2025	JPMorgan Chase Securities, Inc.	51,500,000	(0.25%)	At Expiration	(163,463)
Macquarie Vol Product 2CL2C/VMAC2CL2C	4/14/2025	Macquarie Bank Ltd.	10,080,000	(0.10%)	At Expiration	190,885
Macquarie Vol Product 3GC1/VMAC3GC1	4/14/2025	Macquarie Bank Ltd.	7,070,000	(0.10%)	At Expiration	63,957

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	4/14/2025	Merrill Lynch International Ltd.	4,130,000	(0.35%)	At Expiration	64,380
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/14/2025	Goldman Sachs & Co.	26,941,000	(0.35%)	At Expiration	316,354
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/14/2025	Morgan Stanley	3,800,000	(0.05%)	At Expiration	0
Morgan Stanley MSCBVB20 Index/MSCBVB20	4/14/2025	Morgan Stanley	17,020,000	(0.45%)	At Expiration	(446,734)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/14/2025	Royal Bank of Canada	53,881,000	(0.11%)	At Expiration	638,551
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/14/2025	Royal Bank of Canada	9,990,000	(0.35%)	At Expiration	(70,377)
SG RBD Index/SGCORBD	4/14/2025	Societe Generale	36,480,000	(0.35%)	At Expiration	(17,298)
SGI Commodity Dynamic Alpha Index/SGICCODA	4/14/2025	Societe Generale	52,660,000	(0.25%)	At Expiration	(78,501)
SGI WTI Intraday Trend Reversal Index/SGITRWTI	4/14/2025	Societe Generale	30,440,000	(0.30%)	At Expiration	12,643
UBS Custom Commodity Index/UBSIB163	4/14/2025	UBS AG	42,137,000	(0.305%)	At Expiration	(330,209)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Copper Subindex	BCOMHG	10,000,000	11.9	280,714
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	35,921,000	42.5	400,330
Bloomberg Coffee Subindex	BCOMKC	8,900,000	10.6	59,642
Bloomberg Gold Subindex	BCOMGC	(10,097,000)	12.0	(404,792)
Bloomberg Kansas City Wheat Subindex	BCOMKW	10,071,000	11.9	(498,440)
Bloomberg Zinc Subindex	BCOMZS	(4,195,000)	5.0	170,607
Bloomberg Low Sulfur Gas Subindex	BCOMGO	(2,404,000)	2.9	(154,788)
Bloomberg WTI Crude Oil Subindex	BCOMCL	(2,686,000)	3.2	(183,482)
UBS Custom Commodity Index/UBSIB163				(330,209)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	4/14/2025	UBS AG	15,200,000	(0.158%)	At Expiration	(91,425)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Kansas City Wheat Subindex	BCOMKW	(255,900)	0.8	12,660
Bloomberg Corn Subindex	BCOMCN	511,800	1.7	(1,407)
Bloomberg Soybean Subindex	BCOMSY	(2,303,100)	7.6	2,826

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Soybean Meal Subindex	BCOMSM	(1,279,500)	4.2	55,202
Bloomberg Soybean Oil Subindex	BCOMBO	1,535,400	5.1	121,734
Bloomberg Cotton Subindex	BCOMCT	(1,023,600)	3.4	8,193
Bloomberg Sugar Subindex	BCOMSB	1,023,600	3.4	(17,681)
Bloomberg Lean Hogs Subindex	BCOMLH	255,900	0.8	(2,736)
Bloomberg Live Cattle Subindex	BCOMLC	(255,900)	0.8	(5,536)
Bloomberg Brent Crude Subindex	BCOMCO	1,957,600	6.4	124,389
Bloomberg WTI Crude Oil Subindex	BCOMCL	978,800	3.2	66,823
Bloomberg Unleaded Gas Subindex	BCOMRB	978,800	3.2	63,505
Bloomberg Low Sulphur Gas Oil Gas Subindex	BCOMGO	(1,957,600)	6.4	(126,044)
Bloomberg ULS Diesel Subindex	BCOMHO	(2,936,500)	9.7	(199,013)
Bloomberg Natural Gas Subindex	BCOMNG	978,800	3.2	(12,443)
Bloomberg Gold Subindex	BCOMGC	(3,631,500)	11.9	(145,555)
Bloomberg Silver Subindex	BCOMSI	2,853,400	9.4	14,732
Bloomberg Platinum Subindex	BCOMPL	259,400	0.9	582
Bloomberg Palladium Subindex	BCOMPA	259,400	0.9	7,170
Bloomberg Aluminum Subindex	BCOMAL	1,297,000	4.3	(72,257)
Bloomberg Copper Subindex	BCOMHG	518,800	1.7	14,567
Bloomberg Zinc Subindex	BCOMZS	(1,556,400)	5.1	63,242
Bloomberg Wheat Subindex	BCOMWH	1,791,300	5.9	(64,378)
UBS Custom Commodity Index/UBSIB165				(91,425)

Total net unrealized appreciation	10,544,057

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2025, the Fund held $190,565,618 in the Subsidiary, representing 19.6% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$280,408,954	$—	$280,408,954
Asset-Backed (a)	—	58,872,183	—	58,872,183
Commercial Mortgage-Backed Securities	—	22,197,734	—	22,197,734
Collateralized Mortgage Obligations	—	15,748,172	—	15,748,172
Government & Agency Obligations (a)	—	396,529,188	0	396,529,188
Short-Term U.S. Treasury Obligations	—	39,535,000	—	39,535,000
Call Options Purchased	204,000	—	—	204,000
Short-Term Investments (a)	134,049,177	—	—	134,049,177
Derivatives (b)
Futures Contracts	558,827	—	—	558,827
Commodity-Linked Swap Contracts	—	12,591,324	—	12,591,324
Total	$134,812,004	$825,882,555	$0	$960,694,559

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,125,731)	$—	$—	$(3,125,731)
Written Options	(476,000)	—	—	(476,000)
Commodity-Linked Swap Contracts	—	(2,047,267)	—	(2,047,267)
Total	$(3,601,731)	$(2,047,267)	$—	$(5,648,998)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH3
R-080548-3 (1/27)